Employee Benefits - Changes in Present Value of Defined Benefit Obligations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Current service costs	₩ 245,047	₩ 236,735	₩ 212,323
Interest	3,277	3,690	4,166
Defined benefit obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning of year	2,431,880	2,137,161
Current service costs	245,047	236,735
Interest	47,485	51,900
Remeasurements :	(52,732)	152,713
- Loss (gain) from change in financial assumptions	(76,744)	103,850
- Loss (gain) from change in demographic assumptions	27,399	(492)
- Loss (gain) from change in others	(3,387)	49,355
Benefits paid	(225,293)	(152,275)
Others	6,966	5,646
End of year	₩ 2,453,353	₩ 2,431,880	₩ 2,137,161